INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Operating loss carryforwards, federal		$ (9,924,000)
Description of operating loss carryforwards, federal	federal net operating loss carryforwards of approximately $55,276,000 which at the latter date may be carried forward for tax years ending through December 31, 2037.